Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
Capital commitments
Capital commitments	£ 1,240,000	£ 972,000
Other intangible assets
Capital commitments
Capital commitments	£ 479,000	£ 405,000